Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Revenues (notes 2, 5 and 7)	$ 320,354	$ 264,792	$ 643,553	$ 540,930
Voyage expenses (note 2)	(36,486)	(20,196)	(71,492)	(45,337)
Vessel operating expenses (notes 2 and 7)	(110,298)	(89,705)	(225,680)	(168,695)
Time-charter hire expenses	(13,464)	(19,507)	(26,191)	(41,263)
Depreciation and amortization (notes 1 and 2)	(95,440)	(74,287)	(189,744)	(149,013)
General and administrative (notes 7 and 12)	(17,890)	(13,379)	(35,676)	(27,996)
(Write-down) and gain on sale of vessels (note 14)	(178,795)	(1,500)	(207,291)	(1,500)
Restructuring charge	0	0	0	(450)
(Loss) income from vessel operations	(132,019)	46,218	(112,521)	106,676
Interest expense (notes 6, 7 and 8)	(49,662)	(36,602)	(91,235)	(72,706)
Interest income	734	406	1,392	752
Realized and unrealized gain (loss) on derivative instruments (note 8)	9,441	(21,797)	43,892	(28,329)
Equity income (note 2)	8,346	3,425	22,344	7,900
Foreign currency exchange loss (note 8)	(3,860)	(6,564)	(5,803)	(6,787)
Other expense - net	(592)	(1,134)	(3,863)	(912)
(Loss) income before income tax expense	(167,612)	(16,048)	(145,794)	6,594
Income tax expense (notes 2 and 9)	(880)	(418)	(6,638)	(1,797)
Net (loss) income	(168,492)	(16,466)	(152,432)	4,797
Non-controlling interests in net (loss) income	8	3,539	(7,852)	5,911
Preferred unitholders' interest in net (loss) income (note 11)	(8,038)	(12,386)	(15,409)	(24,772)
General Partner’s interest in net (loss) income	(1,342)	(648)	(1,217)	(518)
Limited partners' interest in net (loss) income	(175,196)	(31,743)	(158,772)	(25,368)
Limited partners' interest in net (loss) income for basic (loss) income per common unit (note 11)	$ (175,196)	$ (32,552)	$ (158,772)	$ (26,977)
Limited partner's interest in net (loss) income per common unit
- basic (note 10) (usd per share)	$ (0.43)	$ (0.22)	$ (0.39)	$ (0.18)
- diluted (note 10) (usd per share)	$ (0.43)	$ (0.22)	$ (0.39)	$ (0.18)
Weighted-average number of common units outstanding:
- basic (shares)	410,310,586	151,364,950	410,206,610	150,006,972
- diluted (shares)	410,310,586	151,364,950	410,206,610	150,006,972
Cash distributions declared per unit (usd per share)	$ 0.01	$ 0.01	$ 0.02	$ 0.12